Earnings per share (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Net income for earnings per share	$ 1,047,693	$ 12,494,557
Weighted average shares used in basic and diluted computation	21,121,372	21,093,525
Earnings per share - Basic and Diluted	$ 0.05	$ 0.59